united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23602

Humankind Benefit Corporation

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

HSC Agent Services, Inc.

245 W Chase Street, Baltimore, MD 21217

(Name and address of agent for service)

Registrant's telephone number, including area code: 646-838-4352

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders. The N-CSR was amended to correct the inception date noted on the Portfolio Review page.

HKND

Semi-Annual Report

June 30, 2021

1-888-557-6692

www.humankindfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Humankind US Stock ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors LLC

HUMANKIND US STOCK ETF
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for the periods ended June 30, 2021, compared to its benchmark:

Since Inception** -
Fund/Index	June 30, 2021
Humankind US Stock ETF	10.33%
Humankind US Stock ETF - Market Price	10.41%
S&P Composite 1500 ***	10.91%
Humankind US Equity Index ****	10.39%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (2/24/2021) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.11% per the February 19, 2021 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-888-557-6692.

**	As of the close of business on February 23, 2021

***	The S&P Composite 1500 combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600, to cover approximately 90% of the U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks.

****	The Humankind US Equity Index (the “Index”) is designed to provide exposure to approximately 1,000 U.S. listed public companies that, Humankind Investments LLC (“Index Sponsor”) has determined to have the most positive impact on humanity, defined as investors, customers, employees, and members of society. The Index’s methodology is owned and compiled by the Index Sponsor and utilizes an independent index calculation agent, Solactive AG, to calculate, publish, and maintain the index market value on a daily basis.

The index methodology also seeks to, although is under no obligation to, follow the principles of the United Nations Principles for Responsible Investment (“UNPRI”). For the Index, this particularly includes incorporating environmental, social, and corporate governance issues into the Index Sponsor’s investment analysis and decision-making processes. Additional information related to the UNPRI is available at: https://www.unpri.org/.

Portfolio Composition as of June 30, 2021

Portfolio Composition	% of Net Assets	Sector Composition	% of Net Assets
Common Stocks	99.9%	Biotech & Pharma	14.8%
Other Assets and Liabilities - Net	0.1%	Health Care Facilities & Services	12.3%
	100.0%	Chemicals	6.6%
		Medical Equipment & Devices	5.5%
		Telecommuncations	5.1%
		Technology Hardware	5.1%
		Internet Media & Services	4.8%
		Wholesale - Consumer Staples	4.0%
		Food	3.7%
		Banking	3.6%
		Other Assets and Liabilities - Net	34.5%
			100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.9%
	ADVERTISING & MARKETING - 0.1%
1,138	Interpublic Group of Companies, Inc.	$36,974
788	Omnicom Group, Inc.	63,032
		100,006
	AEROSPACE & DEFENSE -0.0%(a)
12	Teledyne Technologies, Inc.(b)	5,026
33	Woodward, Inc.	4,055
		9,081
	APPAREL & TEXTILE PRODUCTS - 0.0%(a)
48	VF Corporation	3,938

	ASSET MANAGEMENT - 0.5%
39	Affiliated Managers Group, Inc.	6,014
164	Ameriprise Financial, Inc.	40,816
106	Ares Management Corporation, Class A	6,741
54	B Riley Financial, Inc.	4,077
60	BlackRock, Inc.	52,498
312	Carlyle Group, Inc.	14,502
630	Charles Schwab Corporation	45,870
113	Federated Hermes, Inc., Class B	3,832
760	Franklin Resources, Inc.	24,312
910	Invesco Ltd.	24,324
145	LPL Financial Holdings, Inc.	19,572
1,011	ODP Corporation (The)(b)	48,538
121	Oppenheimer Holdings, Inc., Class A	6,152
364	Raymond James Financial, Inc.	47,284
272	Stifel Financial Corporation	17,642
95	T Rowe Price Group, Inc.	18,807
		380,981
	AUTOMOTIVE - 0.0%(a)
1,406	Tenneco, Inc., Class A(b)	27,164
361	Velodyne Lidar, Inc.(b)	3,841
		31,005
	BANKING - 3.6%
75	Ameris Bancorp	3,797

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	BANKING - 3.6% (Continued)
331	Associated Banc-Corporation	$6,779
157	BancorpSouth Bank	4,448
13,260	Bank of America Corporation	546,710
44	Bank of Hawaii Corporation	3,706
143	Bank OZK	6,029
162	BankUnited, Inc.	6,916
90	BOK Financial Corporation	7,794
95	Cathay General Bancorp	3,739
255	CIT Group, Inc.	13,155
2,999	Citigroup, Inc.	212,179
901	Citizens Financial Group, Inc.	41,329
276	Comerica, Inc.	19,690
87	Commerce Bancshares, Inc.	6,487
61	Cullen/Frost Bankers, Inc.	6,832
128	East West Bancorp, Inc.	9,176
1,176	Fifth Third Bancorp	44,958
10	First Citizens BancShares, Inc., Class A	8,327
151	First Hawaiian, Inc.	4,279
624	First Horizon Corporation	10,783
179	First Midwest Bancorp, Inc.	3,550
89	First Republic Bank	16,658
142	Flagstar Bancorp, Inc.	6,002
524	FNB Corporation	6,461
293	Fulton Financial Corporation	4,624
136	Hancock Whitney Corporation	6,044
299	Hilltop Holdings, Inc.	10,884
154	Home BancShares, Inc.	3,801
1,800	Huntington Bancshares, Inc.	25,686
328	Investors Bancorp, Inc.	4,677
3,723	JPMorgan Chase & Company	579,074
2,015	KeyCorporation	41,610
242	M&T Bank Corporation	35,165
821	New York Community Bancorp, Inc.	9,047
228	Old National Bancorp	4,015

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	BANKING - 3.6% (Continued)
136	PacWest Bancorp	$5,598
551	People’s United Financial, Inc.	9,444
57	Pinnacle Financial Partners, Inc.	5,033
1,059	PNC Financial Services Group, Inc.	202,015
71	Prosperity Bancshares, Inc.	5,098
2,005	Regions Financial Corporation	40,461
28	Signature Bank	6,878
130	Simmons First National Corporation, Class A	3,814
44	South State Corporation	3,597
213	Sterling Bancorp	5,280
29	SVB Financial Group(b)	16,136
212	Synovus Financial Corporation	9,303
88	Texas Capital Bancshares, Inc.(b)	5,587
1,318	Truist Financial Corporation	73,149
80	UMB Financial Corporation	7,445
316	Umpqua Holdings Corporation	5,830
120	United Bankshares, Inc.	4,380
1,971	US Bancorp	112,288
451	Valley National Bancorp	6,057
110	Washington Federal, Inc.	3,496
124	Webster Financial Corporation	6,614
8,819	Wells Fargo & Company	399,413
65	Western Alliance Bancorp	6,035
106	Wintrust Financial Corporation	8,017
280	Zions Bancorp NA	14,801
		2,690,180
	BEVERAGES - 1.7%
3,149	Coca-Cola Company	170,392
3,197	Keurig Dr Pepper, Inc.	112,662
6,757	PepsiCo, Inc.	1,001,185
		1,284,239
	BIOTECH & PHARMA - 14.8%
93	4D Molecular Therapeutics, Inc.(b)	2,239
9,272	AbbVie, Inc.	1,044,397

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	BIOTECH & PHARMA - 14.8% (Continued)
533	ACADIA Pharmaceuticals, Inc.(b)	$13,000
200	Acceleron Pharma, Inc.(b)	25,098
172	Aerie Pharmaceuticals, Inc.(b)	2,754
768	Agenus, Inc.(b)	4,216
238	Agios Pharmaceuticals, Inc.(b)	13,116
1,005	Akebia Therapeutics, Inc.(b)	3,809
83	Akoya Biosciences, Inc.(b)	1,605
58	Albireo Pharma, Inc.(b)	2,040
239	Alector, Inc.(b)	4,978
908	Alexion Pharmaceuticals, Inc.(b)	166,809
195	Allakos, Inc.(b)	16,647
407	Allogene Therapeutics, Inc.(b)	10,615
337	Alnylam Pharmaceuticals, Inc.(b)	57,128
376	ALX Oncology Holdings, Inc.(b)	20,560
2,918	Amgen, Inc.	711,262
912	Amicus Therapeutics, Inc.(b)	8,792
284	Amphastar Pharmaceuticals, Inc.(b)	5,725
109	AnaptysBio, Inc.(b)	2,826
86	Anika Therapeutics, Inc.(b)	3,723
482	Antares Pharma, Inc.(b)	2,102
219	Apellis Pharmaceuticals, Inc.(b)	13,841
78	Arcturus Therapeutics Holdings, Inc.(b)	2,640
210	Arcus Biosciences, Inc.(b)	5,767
332	Ardelyx, Inc.(b)	2,517
260	Arena Pharmaceuticals, Inc.(b)	17,732
329	Arrowhead Pharmaceuticals, Inc.(b)	27,248
300	Atea Pharmaceuticals, Inc.(b)	6,444
309	Avid Bioservices, Inc.(b)	7,926
104	Avidity Biosciences, Inc.(b)	2,570
106	Axsome Therapeutics, Inc.(b)	7,151
115	Beam Therapeutics, Inc.(b)	14,802
122	BioAtla, Inc.(b)	5,170
487	BioCryst Pharmaceuticals, Inc.(b)	7,699
1,021	Biogen, Inc.(b)	353,541

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	BIOTECH & PHARMA - 14.8% (Continued)
157	Biohaven Pharmaceutical Holding Company Ltd.(b)	$15,242
545	BioMarin Pharmaceutical, Inc.(b)	45,475
307	Bluebird Bio, Inc.(b)	9,818
288	Blueprint Medicines Corporation(b)	25,332
144	Bolt Biotherapeutics, Inc.(b)	2,226
436	Bridgebio Pharma, Inc.(b)	26,579
14,847	Bristol-Myers Squibb Company	992,076
165	C4 Therapeutics, Inc.(b)	6,244
185	Cara Therapeutics, Inc.(b)	2,640
388	Catalyst Pharmaceuticals, Inc.(b)	2,231
167	ChemoCentryx, Inc.(b)	2,236
285	Chimerix, Inc.(b)	2,280
387	Clovis Oncology, Inc.(b)	2,245
410	Coherus Biosciences, Inc.(b)	5,670
460	Corcept Therapeutics, Inc.(b)	10,120
104	Crinetics Pharmaceuticals, Inc.(b)	1,960
551	Curis, Inc.(b)	4,447
340	Cytokinetics, Inc.(b)	6,729
648	CytomX Therapeutics, Inc.(b)	4,102
184	Deciphera Pharmaceuticals, Inc.(b)	6,736
282	Denali Therapeutics, Inc.(b)	22,120
209	Dicerna Pharmaceuticals, Inc.(b)	7,800
301	Dynavax Technologies Corporation(b)	2,965
49	Eagle Pharmaceuticals, Inc.(b)	2,097
156	Editas Medicine, Inc.(b)	8,836
3,515	Eli Lilly and Company	806,762
291	Emergent BioSolutions, Inc.(b)	18,330
217	Enanta Pharmaceuticals, Inc.(b)	9,550
363	Epizyme, Inc.(b)	3,017
200	Esperion Therapeutics, Inc.(b)	4,230
1,963	Exelixis, Inc.(b)	35,766
283	Fate Therapeutics, Inc.(b)	24,562
388	FibroGen, Inc.(b)	10,332
380	Finch Therapeutics Group, Inc.(b)	5,347

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	BIOTECH & PHARMA - 14.8% (Continued)
193	Forma Therapeutics Holdings, Inc.(b)	$4,804
8,163	Gilead Sciences, Inc.	562,103
209	Global Blood Therapeutics, Inc.(b)	7,319
54	Guardant Health, Inc.(b)	6,706
807	Halozyme Therapeutics, Inc.(b)	36,646
195	Harmony Biosciences Holdings, Inc.(b)	5,505
152	Harpoon Therapeutics, Inc.(b)	2,108
323	Heron Therapeutics, Inc.(b)	5,013
196	Hookipa Pharma, Inc.(b)	1,795
93	IGM Biosciences, Inc.(b)	7,738
956	ImmunoGen, Inc.(b)	6,300
465	Immunovant, Inc.(b)	4,915
1,093	Incyte Corporation(b)	91,954
78	Inhibrx, Inc.(b)	2,147
340	Innoviva, Inc.(b)	4,559
529	Inovio Pharmaceuticals, Inc.(b)	4,904
352	Insmed, Inc.(b)	10,018
93	Intellia Therapeutics, Inc.(b)	15,058
143	Intercept Pharmaceuticals, Inc.(b)	2,856
106	Intersect ENT, Inc.(b)	1,812
242	Intra-Cellular Therapies, Inc.(b)	9,878
561	Ionis Pharmaceuticals, Inc.(b)	22,378
494	Iovance Biotherapeutics, Inc.(b)	12,854
1,640	Ironwood Pharmaceuticals, Inc.(b)	21,107
9,144	Johnson & Johnson	1,506,382
543	Kadmon Holdings, Inc.(b)	2,101
95	KalVista Pharmaceuticals, Inc.(b)	2,276
97	Karuna Therapeutics, Inc.(b)	11,057
230	Karyopharm Therapeutics, Inc.(b)	2,374
90	Keros Therapeutics, Inc.(b)	3,822
139	Kinnate Biopharma, Inc.(b)	3,236
154	Kodiak Sciences, Inc.(b)	14,322
259	Kura Oncology, Inc.(b)	5,400
144	Kymera Therapeutics, Inc.(b)	6,984

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	BIOTECH & PHARMA - 14.8% (Continued)
638	Lexicon Pharmaceuticals, Inc.(b)	$2,928
73	Ligand Pharmaceuticals, Inc.(b)	9,577
410	MacroGenics, Inc.(b)	11,013
76	Madrigal Pharmaceuticals, Inc.(b)	7,403
994	MannKind Corporation(b)	5,417
2,393	Maravai LifeSciences Holdings, Inc.(b)	99,860
106	Marinus Pharmaceuticals, Inc.(b)	1,902
122	MeiraGTx Holdings PLC(b)	1,891
11,754	Merck & Company, Inc.	914,108
279	Mersana Therapeutics, Inc.(b)	3,789
164	Mirati Therapeutics, Inc.(b)	26,491
932	Moderna, Inc.(b)	219,001
104	Morphic Holding, Inc.(b)	5,969
1,400	Nektar Therapeutics(b)	24,024
488	Neurocrine Biosciences, Inc.(b)	47,492
454	NGM Biopharmaceuticals, Inc.(b)	8,953
87	Nkarta, Inc.(b)	2,757
157	Novavax, Inc., Class A(b)	33,333
168	Nurix Therapeutics, Inc.(b)	4,457
717	Ocugen, Inc.(b)	5,758
231	Ocular Therapeutix, Inc.(b)	3,276
302	Omeros Corporation(b)	4,482
215	Organogenesis Holdings, Inc.(b)	3,573
195	Pacira BioSciences, Inc.(b)	11,833
34,654	Pfizer, Inc.	1,357,050
148	Pliant Therapeutics, Inc.(b)	4,310
389	PMV Pharmaceuticals, Inc.(b)	13,288
168	Praxis Precision Medicines, Inc.(b)	3,071
759	Precigen, Inc.(b)	4,949
297	Prestige Consumer Healthcare, Inc.(b)	15,474
224	Prometheus Biosciences, Inc.(b)	5,501
109	Protagonist Therapeutics, Inc.(b)	4,892
269	PTC Therapeutics, Inc.(b)	11,371
210	Radius Health, Inc.(b)	3,830

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	BIOTECH & PHARMA - 14.8% (Continued)
53	RAPT Therapeutics, Inc.(b)	$1,685
330	Recursion Pharmaceuticals, Inc.(b)	12,045
520	Regeneron Pharmaceuticals, Inc.(b)	290,441
197	REGENXBIO, Inc.(b)	7,653
240	Relay Therapeutics, Inc.(b)	8,782
222	Revance Therapeutics, Inc.(b)	6,580
268	REVOLUTION Medicines, Inc.(b)	8,506
572	Rigel Pharmaceuticals, Inc.(b)	2,482
193	Rocket Pharmaceuticals, Inc.(b)	8,548
4,277	Royalty Pharma PLC	175,314
385	Sage Therapeutics, Inc.(b)	21,872
550	Sangamo Therapeutics, Inc.(b)	6,584
310	Sarepta Therapeutics, Inc.(b)	24,099
116	Scholar Rock Holding Corporation(b)	3,352
666	Seagen, Inc.(b)	105,148
134	Shattuck Labs, Inc.(b)	3,885
460	SIGA Technologies, Inc.(b)	2,889
667	Sorrento Therapeutics, Inc.(b)	6,463
136	SpringWorks Therapeutics, Inc.(b)	11,208
281	Supernus Pharmaceuticals, Inc.(b)	8,652
231	Sutro Biopharma, Inc.(b)	4,294
170	Syndax Pharmaceuticals, Inc.(b)	2,919
425	TG Therapeutics, Inc.(b)	16,486
169	Translate Bio, Inc.(b)	4,654
325	Travere Therapeutics, Inc.(b)	4,742
161	Turning Point Therapeutics, Inc.(b)	12,561
108	Twist Bioscience Corporation(b)	14,391
305	Ultragenyx Pharmaceutical, Inc.(b)	29,082
250	United Therapeutics Corporation(b)	44,853
235	Vanda Pharmaceuticals, Inc.(b)	5,055
388	Vaxart, Inc.(b)	2,906
409	Verastem, Inc.(b)	1,665
1,383	Vertex Pharmaceuticals, Inc.(b)	278,854
272	Veru, Inc.(b)	2,195

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	BIOTECH & PHARMA - 14.8% (Continued)
314	Viatris, Inc.	$4,487
435	Vir Biotechnology, Inc.(b)	20,567
117	XBiotech, Inc.(b)	1,938
354	Xencor, Inc.(b)	12,209
146	Y-mAbs Therapeutics, Inc.(b)	4,935
200	Zogenix, Inc.(b)	3,456
		11,214,482
	CABLE & SATELLITE - 1.2%
553	Altice USA, Inc., Class A(b)	18,879
2	Cable One, Inc.	3,826
275	Charter Communications, Inc., Class A(b)	198,399
10,761	Comcast Corporation, Class A	613,592
1,045	DISH Network Corporation, Class A(b)	43,681
310	Liberty Broadband Corporation - Series A(b)	52,133
171	WideOpenWest, Inc.(b)	3,541
		934,051
	CHEMICALS - 6.6%
3,823	American Vanguard Corporation	66,941
10,624	CF Industries Holdings, Inc.	546,605
55,956	Corteva, Inc.	2,481,649
358	CVR Partners, L.P.(b)	22,171
3,659	Ecolab, Inc.	753,644
5,715	FMC Corporation	618,363
219	International Flavors & Fragrances, Inc.	32,719
58	Minerals Technologies, Inc.	4,563
14,607	Mosaic Company	466,109
18	Rogers Corporation(b)	3,614
		4,996,378
	COMMERCIAL SUPPORT SERVICES - 0.7%
407	ABM Industries, Inc.	18,050
400	ADT, Inc.	4,316
462	Advantage Solutions, Inc.(b)	4,985
98	AMN Healthcare Services, Inc.(b)	9,504
654	Aramark	24,362

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.7% (Continued)
130	ASGN, Inc.(b)	$12,601
63	Barrett Business Services, Inc.	4,574
104	Brady Corporation, Class A	5,828
60	Brink’s Company	4,610
101	Cintas Corporation	38,582
110	CorVel Corporation(b)	14,773
175	Deluxe Corporation	8,360
183	Forrester Research, Inc.(b)	8,381
76	FTI Consulting, Inc.(b)	10,382
482	H&R Block, Inc.	11,317
75	Huron Consulting Group, Inc.(b)	3,686
215	Insperity, Inc.	19,430
913	Kelly Services, Inc., Class A(b)	21,885
93	Kforce, Inc.	5,852
106	Korn Ferry	7,690
711	ManpowerGroup, Inc.	84,546
2,056	R1 RCM, Inc.(b)	45,725
278	Robert Half International, Inc.	24,734
70	Schnitzer Steel Industries, Inc., Class A	3,434
2,198	SP Plus Corporation(b)	67,237
280	Stericycle, Inc.(b)	20,034
258	TriNet Group, Inc.(b)	18,700
345	TrueBlue, Inc.(b)	9,698
41	UniFirst Corporation	9,620
322	Viad Corporation(b)	16,052
		538,948
	CONSTRUCTION MATERIALS - 0.0%(a)
50	Carlisle Companies, Inc.	9,569

	CONSUMER SERVICES - 0.1%
111	Adtalem Global Education, Inc.(b)	3,956
33	Bright Horizons Family Solutions, Inc.(b)	4,855
13	Graham Holdings Company, Class B	8,240
155	Matthews International Corporation, Class A	5,574

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	CONSUMER SERVICES - 0.1% (Continued)
14	Medifast, Inc.	$3,962
100	Rent-A-Center, Inc.	5,307
135	Service Corp International	7,235
117	WW International, Inc.(b)	4,228
		43,357
	CONTAINERS & PACKAGING - 0.0%(a)
213	Sealed Air Corporation	12,620

	DATA CENTER REIT - 0.1%
54	CyrusOne, Inc.	3,862
125	Digital Realty Trust, Inc.	18,808
23	Equinix, Inc.	18,460
		41,130
	DIVERSIFIED INDUSTRIALS - 2.3%
1,803	3M Company	358,130
58	Dover Corporation	8,735
100,581	General Electric Company	1,353,820
170	Honeywell International, Inc.	37,290
58	Illinois Tool Works, Inc.	12,966
		1,770,941
	E-COMMERCE DISCRETIONARY - 0.4%
1,159	1-800-Flowers.com, Inc., Class A(b)	36,937
73	Amazon.com, Inc.(b)	251,131
63	Chewy, Inc.(b)	5,022
389	eBay, Inc.	27,312
42	Wayfair, Inc., Class A(b)	13,260
		333,662
	ELECTRICAL EQUIPMENT - 0.6%
35	Acuity Brands, Inc.	6,546
50	AMETEK, Inc.	6,675
547	Amphenol Corporation, Class A	37,420
155	Belden, Inc.	7,838
135	Carrier Global Corporation	6,561
40	Cognex Corporation	3,362

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	ELECTRICAL EQUIPMENT - 0.6% (Continued)
1,525	Fortive Corporation	$106,353
12	Generac Holdings, Inc.(b)	4,982
58	Hubbell, Inc.	10,837
73	Itron, Inc.(b)	7,299
98	Keysight Technologies, Inc.(b)	15,132
1,325	Kimball Electronics, Inc.(b)	28,806
14	Littelfuse, Inc.	3,567
119	National Instruments Corporation	5,031
124	Novanta, Inc.(b)	16,710
120	OSI Systems, Inc.(b)	12,197
75	Rockwell Automation, Inc.	21,452
35	Roper Technologies, Inc.	16,457
83	Trimble, Inc.(b)	6,792
644	Watts Water Technologies, Inc., Class A	93,966
		417,983
	ENGINEERING & CONSTRUCTION - 0.2%
361	Dycom Industries, Inc.(b)	26,905
63	EMCOR Group, Inc.	7,761
402	Jacobs Engineering Group, Inc.	53,635
452	Tetra Tech, Inc.	55,162
		143,463
	ENTERTAINMENT CONTENT - 0.6%
852	Activision Blizzard, Inc.	81,314
118	AMC Networks, Inc., Class A(b)	7,882
1,067	Discovery, Inc. - Series A(b)	32,736
114	Electronic Arts, Inc.	16,397
439	Endeavor Group Holdings, Inc.(b)	12,165
1,032	Fox Corporation, Class B	36,326
551	Lions Gate Entertainment Corporation, Class A(b)	11,406
350	MSG Networks, Inc., Class A(b)	5,103
215	ROBLOX Corporation(b)	19,346
83	Take-Two Interactive Software, Inc.(b)	14,693
1,135	ViacomCBS, Inc.	54,991
641	Walt Disney Company(b)	112,668

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	ENTERTAINMENT CONTENT - 0.6% (Continued)
467	Warner Music Group Corporation	$16,831
1,554	Zynga, Inc., Class A(b)	16,519
		438,377
	FOOD - 3.7%
996	B&G Foods, Inc.	32,669
2,648	Campbell Soup Company	120,722
8,807	Conagra Brands, Inc.	320,399
319	Darling Ingredients, Inc.(b)	21,533
6,311	Flowers Foods, Inc.	152,726
5,670	Fresh Del Monte Produce, Inc.	186,430
5,729	General Mills, Inc.	349,067
814	Hain Celestial Group, Inc.(b)	32,658
257	Hershey Company	44,764
773	Hostess Brands, Inc.(b)	12,515
693	Ingredion, Inc.	62,717
304	J & J Snack Foods Corporation	53,021
1,594	J M Smucker Company	206,535
82	John B Sanfilippo & Son, Inc.	7,263
5,430	Kellogg Company	349,311
2,420	Lamb Weston Holdings, Inc.	195,197
140	Lancaster Colony Corporation	27,091
328	Mission Produce, Inc.(b)	6,793
7,068	Mondelez International, Inc., Class A	441,325
609	Post Holdings, Inc.(b)	66,058
3,207	TreeHouse Foods, Inc.(b)	142,776
230	Utz Brands, Inc.	5,012
		2,836,582
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(a)
308	Glatfelter Corporation	4,303

	GAS & WATER UTILITIES - 2.8%
1,805	American States Water Company	143,606
7,927	American Water Works Company, Inc.	1,221,788
4,197	California Water Service Group	233,101

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	GAS & WATER UTILITIES - 2.8% (Continued)
6,960	Essential Utilities, Inc.	$318,072
272	Middlesex Water Company	22,231
2,201	SJW Group	139,323
322	York Water Company	14,587
		2,092,708
	HEALTH CARE FACILITIES & SERVICES -12.3%
458	Acadia Healthcare Company, Inc.(b)	28,740
159	AdaptHealth Corporation(b)	4,358
72	Addus HomeCare Corporation(b)	6,281
1,200	Agiliti, Inc.(b)	26,244
636	agilon health, Inc.(b)	25,803
70	Amedisys, Inc.(b)	17,145
1,544	AmerisourceBergen Corporation	176,773
480	Anthem, Inc.	183,264
215	Apollo Medical Holdings, Inc.(b)	13,504
1,202	Aveanna Healthcare Holdings, Inc.(b)	14,869
9,286	Brookdale Senior Living, Inc.(b)	73,359
10,049	Cardinal Health, Inc.	573,697
697	Catalent, Inc.(b)	75,360
1,616	Centene Corporation(b)	117,855
328	Charles River Laboratories International, Inc.(b)	121,334
31	Chemed Corporation	14,710
25,475	Community Health Systems, Inc.(b)	393,334
4,593	CVS Health Corporation	383,240
1,245	DaVita, Inc.(b)	149,935
613	Encompass Health Corporation	47,832
267	Ensign Group, Inc.	23,141
61	Fulgent Genetics, Inc.(b)	5,626
916	Hanger, Inc.(b)	23,156
6,153	HCA Healthcare, Inc.	1,272,070
650	Henry Schein, Inc.(b)	48,224
257	Humana, Inc.	113,779
273	Innovage Holding Corporation(b)	5,818
208	Invitae Corporation(b)	7,016

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	HEALTH CARE FACILITIES & SERVICES - 12.3% (Continued)
2,839	IQVIA Holdings, Inc.(b)	$687,946
2,498	Laboratory Corp of America Holdings(b)	689,073
81	LHC Group, Inc.(b)	16,221
113	Magellan Health, Inc.(b)	10,645
3,787	McKesson Corporation	724,226
2,732	MEDNAX, Inc.(b)	82,370
257	Medpace Holdings, Inc.(b)	45,394
130	Molina Healthcare, Inc.(b)	32,898
83	National HealthCare Corporation	5,802
387	NeoGenomics, Inc.(b)	17,481
5,657	OPKO Health, Inc.(b)	22,911
1,733	Option Care Health, Inc.(b)	37,901
1,912	Ortho Clinical Diagnostics Holdings PLC(b)	40,936
2,520	Owens & Minor, Inc.	106,672
902	Patterson Companies, Inc.	27,412
87	Pennant Group, Inc. (The)(b)	3,558
127	Personalis, Inc.(b)	3,213
5,423	PPD, Inc.(b)	249,946
1,110	PRA Health Sciences, Inc.(b)	183,383
1,081	Premier, Inc., Class A	37,608
3,315	Quest Diagnostics, Inc.	437,481
1,605	RadNet, Inc.(b)	54,072
2,149	Select Medical Holdings Corporation	90,817
41	SI-BONE, Inc.(b)	1,290
388	Sotera Health Company(b)	9,401
686	Surgery Partners, Inc.(b)	45,701
2,721	Syneos Health, Inc.(b)	243,502
73	Teladoc Health, Inc.(b)	12,139
6,940	Tenet Healthcare Corporation(b)	464,911
585	Tivity Health, Inc.(b)	15,391
1,618	UnitedHealth Group, Inc.	647,912
1,998	Universal Health Services, Inc., Class B	292,567
54	US Physical Therapy, Inc.	6,257
		9,293,504

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	HEALTH CARE REIT - 0.3%
13,450	Diversified Healthcare Trust	$56,221
403	Healthcare Realty Trust, Inc.	12,171
513	Healthpeak Properties, Inc.	17,078
314	Medical Properties Trust, Inc.	6,311
118	Omega Healthcare Investors, Inc.	4,282
344	Ventas, Inc.	19,642
1,028	Welltower, Inc.	85,427
		201,132
	HOME & OFFICE PRODUCTS - 0.1%
66	Scotts Miracle-Gro Company	12,667
182	Whirlpool Corporation	39,679
		52,346
	HOME CONSTRUCTION - 0.2%
341	Beazer Homes USA, Inc.(b)	6,578
108	Century Communities, Inc.	7,186
137	Dream Finders Homes, Inc.(b)	3,347
55	Fortune Brands Home & Security, Inc.	5,479
69	Hovnanian Enterprises, Inc.(b)	7,334
367	KB Home	14,944
35	LGI Homes, Inc.(b)	5,668
137	M/I Homes, Inc.(b)	8,038
158	Masco Corporation	9,308
217	MDC Holdings, Inc.	10,980
135	Meritage Homes Corporation(b)	12,701
597	Taylor Morrison Home Corporation(b)	15,773
402	Toll Brothers, Inc.	23,239
494	Tri Pointe Homes, Inc.(b)	10,586
		141,161
	HOTEL REIT - 0.1%
325	Apple Hospitality REIT, Inc.	4,960
1,772	Host Hotels & Resorts, Inc.(b)	30,283
564	Park Hotels & Resorts, Inc.(b)	11,624
155	Pebblebrook Hotel Trust	3,650
354	RLJ Lodging Trust	5,391

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	HOTEL REIT - 0.1% (Continued)
61	Ryman Hospitality Properties, Inc.(b)	$4,817
350	Sunstone Hotel Investors, Inc.(b)	4,347
211	Xenia Hotels & Resorts, Inc.(b)	3,952
		69,024
	HOUSEHOLD PRODUCTS - 3.6%
465	Central Garden & Pet Company(b)	24,612
2,029	Church & Dwight Company, Inc.	172,911
1,882	Clorox Company	338,591
5,447	Colgate-Palmolive Company	443,113
1,200	Energizer Holdings, Inc.	51,576
249	Estee Lauder Companies, Inc., Class A	79,202
1,263	Kimberly-Clark Corporation	168,964
9,811	Procter & Gamble Company	1,323,799
1,677	Spectrum Brands Holdings, Inc.	142,612
		2,745,380
	INDUSTRIAL INTERMEDIATE PROD - 0.1%
113	Timken Company	9,107
139	Valmont Industries, Inc.	32,811
		41,918
	INDUSTRIAL REIT - 0.1%
411	Americold Realty Trust	15,556
117	Duke Realty Corporation	5,540
139	Prologis, Inc.	16,615
		37,711
	INDUSTRIAL SUPPORT SERVICES - 0.1%
24	AMERCO	14,146
59	Applied Industrial Technologies, Inc.	5,373
147	Fastenal Company	7,644
68	MSC Industrial Direct Company, Inc., Class A	6,102
244	Resideo Technologies, Inc.(b)	7,320
26	SiteOne Landscape Supply, Inc.(b)	4,401
55	United Rentals, Inc.(b)	17,545
25	Watsco, Inc.	7,166
51	WESCO International, Inc.(b)	5,244

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.1% (Continued)
53	WW Grainger, Inc.	$23,213
		98,154
	INFRASTRUCTURE REIT - 0.2%
218	American Tower Corporation	58,891
296	Crown Castle International Corporation	57,750
47	SBA Communications Corporation	14,979
		131,620
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
2,075	Bank of New York Mellon Corporation	106,302
1,786	BGC Partners, Inc., Class A	10,127
105	Cboe Global Markets, Inc.	12,500
498	CME Group, Inc.	105,915
199	Cowen, Inc., Class A	8,169
139	Evercore, Inc., Class A	19,567
661	Goldman Sachs Group, Inc.	250,870
141	Houlihan Lokey, Inc.	11,532
144	Interactive Brokers Group, Inc., Class A	9,465
325	Intercontinental Exchange, Inc.	38,578
1,671	Jefferies Financial Group, Inc.	57,148
409	Lazard Ltd., Class A	18,507
145	Moelis & Company, Class A	8,249
2,047	Morgan Stanley	187,690
143	Nasdaq, Inc.	25,139
199	Northern Trust Corporation	23,008
58	Piper Sandler Cos	7,514
94	PJT Partners, Inc., Class A	6,710
81	SEI Investments Company	5,020
656	State Street Corporation	53,976
393	StoneX Group, Inc.(b)	23,843
43	Tradeweb Markets, Inc., Class A	3,636
		993,465
	INSURANCE - 1.8%
887	Aflac, Inc.	47,596
1,038	Allstate Corporation	135,397

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	INSURANCE - 1.8% (Continued)
177	American Equity Investment Life Holding Company	$5,721
176	American Financial Group, Inc.	21,951
770	American International Group, Inc.	36,652
65	American National Group, Inc.	9,656
121	Arthur J Gallagher & Company	16,950
157	Assurant, Inc.	24,520
183	Brighthouse Financial, Inc.(b)	8,334
133	Brown & Brown, Inc.	7,068
196	Cincinnati Financial Corporation	22,858
76	CNA Financial Corporation	3,457
324	CNO Financial Group, Inc.	7,653
888	Equitable Holdings, Inc.	27,040
38	Erie Indemnity Company, Class A	7,347
4,422	Genworth Financial, Inc., Class A(b)	17,246
111	Globe Life, Inc.	10,573
117	Hanover Insurance Group, Inc.	15,870
895	Hartford Financial Services Group, Inc.	55,463
92	Horace Mann Educators Corporation	3,443
160	Kemper Corporation	11,824
618	Lincoln National Corporation	38,835
977	Loews Corporation	53,393
20	Markel Corporation(b)	23,734
449	Marsh & McLennan Companies, Inc.	63,165
176	Mercury General Corporation	11,431
1,965	MetLife, Inc.	117,605
986	Old Republic International Corporation	24,561
637	Principal Financial Group, Inc.	40,252
1,115	Progressive Corporation	109,504
1,473	Prudential Financial, Inc.	150,938
252	Radian Group, Inc.	5,607
300	Reinsurance Group of America, Inc.	34,200
107	Selective Insurance Group, Inc.	8,683
245	State Auto Financial Corporation	4,194
674	Travelers Companies, Inc.	100,905

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	INSURANCE - 1.8% (Continued)
121	United Fire Group, Inc.	$3,355
830	Unum Group	23,572
406	Voya Financial, Inc.	24,969
565	W R Berkley Corporation	42,053
4	White Mountains Insurance Group Ltd.	4,592
		1,382,167
	INTERNET MEDIA & SERVICES - 4.8%
38	Airbnb, Inc.(b)	5,819
1,239	Alphabet, Inc., Class A(b)	3,025,378
21	Booking Holdings, Inc.(b)	45,950
175	Expedia Group, Inc. (b)	28,649
928	Facebook, Inc., Class A(b)	322,675
135	GoDaddy, Inc., Class A(b)	11,740
602	IAC/InterActiveCorporation(b)	92,810
128	Netflix, Inc.(b)	67,611
58	Pinterest, Inc., Class A(b)	4,579
169	Snap, Inc., Class A(b)	11,516
148	Twitter, Inc.(b)	10,184
32	VeriSign, Inc.(b)	7,286
		3,634,197
	LEISURE FACILITIES & SERVICES - 0.5%
190	AMC Entertainment Holdings, Inc., Class A(b)	10,769
88	Cedar Fair, L.P.(b)	3,945
39	Choice Hotels International, Inc.	4,636
279	Cinemark Holdings, Inc.(b)	6,124
178	Hilton Grand Vacations, Inc.(b)	7,367
321	Hilton Worldwide Holdings, Inc.(b)	38,719
235	Hyatt Hotels Corporation, Class A(b)	18,245
171	Live Nation Entertainment, Inc.(b)	14,978
38	Madison Square Garden Sports Corporation(b)	6,558
624	Marriott International, Inc., Class A(b)	85,188
74	Marriott Vacations Worldwide Corporation(b)	11,788
69	SeaWorld Entertainment, Inc.(b)	3,446
1,000	Starbucks Corporation	111,811

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	LEISURE FACILITIES & SERVICES - 0.5% (Continued)
305	Travel + Leisure Company	$18,132
28	Vail Resorts, Inc.(b)	8,863
97	Wyndham Hotels & Resorts, Inc.	7,012
		357,581
	LEISURE PRODUCTS - 0.0%(a)
68	Hasbro, Inc.	6,427

	MACHINERY - 3.6%
3,067	AGCO Corporation	399,875
159	Alamo Group, Inc.	24,276
1,890	Colfax Corporation(b)	86,581
2,993	Deere & Company	1,055,661
385	Energy Recovery, Inc.(b)	8,770
3,240	Evoqua Water Technologies Corporation(b)	109,447
137	Flowserve Corporation	5,524
997	Franklin Electric Company, Inc.	80,378
45	Graco, Inc.	3,407
141	Hillenbrand, Inc.	6,215
242	Hyster-Yale Materials Handling, Inc., Class A	17,661
21	IDEX Corporation	4,621
116	Ingersoll Rand, Inc.(b)	5,662
298	Lindsay Corporation	49,253
41	Nordson Corporation	9,000
89	Parker-Hannifin Corporation	27,333
57	Regal Beloit Corporation	7,610
57	SPX FLOW, Inc.	3,719
59	Standex International Corporation	5,600
70	Stanley Black & Decker, Inc.	14,349
6,959	Xylem, Inc.	834,802
		2,759,744
	MEDICAL EQUIPMENT & DEVICES - 5.5%
17	10X Genomics, Inc., Class A(b)	3,329
1,719	Abbott Laboratories	199,284
42	ABIOMED, Inc.(b)	13,109

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.5% (Continued)
146	Adaptive Biotechnologies Corporation(b)	$5,966
499	Agilent Technologies, Inc.	73,757
17	Align Technology, Inc.(b)	10,387
184	Alphatec Holdings, Inc.(b)	2,819
268	AngioDynamics, Inc.(b)	7,271
259	Apria, Inc.(b)	7,252
334	Aspira Women’s Health, Inc.(b)	1,877
56	AtriCure, Inc.(b)	4,442
5	Atrion Corporation	3,105
539	Avanos Medical, Inc.(b)	19,603
2,766	Avantor, Inc.(b)	98,221
85	Axogen, Inc.(b)	1,837
3,711	Baxter International, Inc.	298,736
1,708	Becton Dickinson and Company	415,368
82	BioLife Solutions, Inc.(b)	3,650
202	Bionano Genomics, Inc.(b)	1,481
106	Bio-Rad Laboratories, Inc., Class A(b)	68,295
127	Bio-Techne Corporation	57,183
115	Bioventus, Inc.(b)	2,024
6,548	Boston Scientific Corporation(b)	279,992
300	Bruker Corporation	22,794
118	Cardiovascular Systems, Inc.(b)	5,033
115	CareDx, Inc.(b)	10,525
185	Castle Biosciences, Inc.(b)	13,566
261	Cerus Corporation(b)	1,543
144	CONMED Corporation	19,790
68	Cooper Companies, Inc.	26,946
191	CryoLife, Inc.(b)	5,424
898	Danaher Corporation	240,987
167	DENTSPLY SIRONA, Inc.	10,564
57	DermTech, Inc.(b)	2,369
51	DexCom, Inc.(b)	21,777
862	Edwards Lifesciences Corporation(b)	89,277
303	Envista Holdings Corporation(b)	13,093

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.5% (Continued)
95	Exact Sciences Corporation(b)	$11,809
16	Glaukos Corporation(b)	1,357
214	Globus Medical, Inc., Class A(b)	16,591
332	Haemonetics Corporation(b)	22,124
580	Hill-Rom Holdings, Inc.	65,882
944	Hologic, Inc.(b)	62,984
127	ICU Medical, Inc.(b)	26,137
27	IDEXX Laboratories, Inc.(b)	17,052
129	Illumina, Inc.(b)	61,044
16	Inari Medical, Inc.(b)	1,492
106	Inogen, Inc.(b)	6,908
7	Inspire Medical Systems, Inc.(b)	1,353
50	Insulet Corporation(b)	13,726
1,022	Integer Holdings Corporation(b)	96,272
447	Integra LifeSciences Holdings Corporation(b)	30,503
96	Intuitive Surgical, Inc.(b)	88,285
44	iRhythm Technologies, Inc.(b)	2,919
269	Lantheus Holdings, Inc.(b)	7,435
42	LeMaitre Vascular, Inc.	2,563
207	Luminex Corporation	7,618
70	Masimo Corporation(b)	16,972
193	Meridian Bioscience, Inc.(b)	4,281
298	Merit Medical Systems, Inc.(b)	19,269
23	Mettler-Toledo International, Inc.(b)	31,863
469	MiMedx Group, Inc.(b)	5,867
464	Myriad Genetics, Inc.(b)	14,189
128	NanoString Technologies, Inc.(b)	8,293
126	Natera, Inc.(b)	14,305
256	Natus Medical, Inc.(b)	6,651
57	Neogen Corporation(b)	2,624
38	Nevro Corporation(b)	6,300
364	NuVasive, Inc.(b)	24,672
361	OraSure Technologies, Inc.(b)	3,661
197	Orthofix Medical, Inc.(b)	7,902

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.5% (Continued)
20	OrthoPediatrics Corporation(b)	$1,264
212	Pacific Biosciences of California, Inc.(b)	7,414
36	Penumbra, Inc.(b)	9,866
350	PerkinElmer, Inc.	54,044
129	Precision BioSciences, Inc.(b)	1,615
94	Quidel Corporation(b)	12,043
169	Repligen Corporation(b)	33,736
184	ResMed, Inc.	45,360
161	SeaSpine Holdings Corporation(b)	3,302
1,906	Senseonics Holdings, Inc.(b)	7,319
6,961	SmileDirectClub, Inc.(b)	60,421
1,476	Stryker Corporation	383,361
39	Surmodics, Inc.(b)	2,116
63	Tactile Systems Technology, Inc.(b)	3,276
168	Talis Biomedical Corporation(b)	1,853
57	Tandem Diabetes Care, Inc.(b)	5,552
135	Teleflex, Inc.	54,242
830	Thermo Fisher Scientific, Inc.	418,709
54	Varex Imaging Corporation(b)	1,448
163	Veracyte, Inc.(b)	6,517
165	Vericel Corporation(b)	8,663
99	Waters Corporation(b)	34,215
114	West Pharmaceutical Services, Inc.	40,937
1,373	Zimmer Biomet Holdings, Inc.	220,806
		4,191,658
	METALS & MINING - 0.1%
1,372	Compass Minerals International, Inc.	81,305
60	Encore Wire Corporation	4,547
		85,852
	MORTGAGE FINANCE - 0.1%
1,202	Annaly Capital Management, Inc.	10,674
109	Blackstone Mortgage Trust, Inc., Class A	3,476
461	Chimera Investment Corporation	6,943
1,115	New Residential Investment Corporation	11,808

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	MORTGAGE FINANCE - 0.1% (Continued)
248	PennyMac Mortgage Investment Trust	$5,223
208	Starwood Property Trust, Inc.	5,443
		43,567
	MULTI ASSET CLASS REIT - 0.0%(a)
128	Apartment Income REIT Corporation	6,071
266	Vornado Realty Trust	12,414
65	WP Carey, Inc.	4,850
		23,335
	OFFICE REIT - 0.2%
319	Alexandria Real Estate Equities, Inc.	58,039
220	Boston Properties, Inc.	25,210
425	Brandywine Realty Trust	5,827
114	Douglas Emmett, Inc.	3,833
114	Highwoods Properties, Inc.	5,149
483	Hudson Pacific Properties, Inc.	13,437
60	Kilroy Realty Corporation	4,178
72	SL Green Realty Corporation	5,760
		121,433
	PUBLISHING & BROADCASTING - 0.1%
2,494	Clear Channel Outdoor Holdings, Inc.(b)	6,584
177	Gray Television, Inc.	4,142
672	iHeartMedia, Inc., Class A(b)	18,097
52	Nexstar Media Group, Inc., Class A	7,690
234	Sinclair Broadcast Group, Inc., Class A	7,773
401	TEGNA, Inc.	7,523
		51,809
	REAL ESTATE SERVICES - 0.2%
749	CBRE Group, Inc., Class A(b)	64,212
287	Jones Lang LaSalle, Inc.(b)	56,097
433	Newmark Group, Inc., Class A	5,200
1,094	Realogy Holdings Corporation(b)	19,933
91	RMR Group, Inc. (The), Class A	3,516
		148,958

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	RESIDENTIAL REIT - 0.1%
104	American Campus Communities, Inc.	$4,859
153	American Homes 4 Rent, Class A	5,944
73	AvalonBay Communities, Inc.	15,234
46	Camden Property Trust	6,103
84	Equity LifeStyle Properties, Inc.	6,242
251	Equity Residential	19,327
31	Essex Property Trust, Inc.	9,300
207	Invitation Homes, Inc.	7,719
55	Mid-America Apartment Communities, Inc.	9,263
39	Sun Communities, Inc.	6,685
131	UDR, Inc.	6,416
		97,092
	RETAIL - CONSUMER STAPLES - 1.3%
79	BJ’s Wholesale Club Holdings, Inc.(b)	3,759
98	Costco Wholesale Corporation	38,776
319	Dollar General Corporation	69,028
49	Dollar Tree, Inc.(b)	4,876
1,837	Kroger Company (The)	70,375
1,884	Rite Aid Corporation(b)	30,709
1,515	SpartanNash Company	29,255
403	Sprouts Farmers Market, Inc.(b)	10,015
456	Target Corporation	110,233
6,199	Walgreens Boots Alliance, Inc.	326,129
2,182	Walmart, Inc.	307,706
		1,000,861
	RETAIL - DISCRETIONARY - 1.3%
168	Aaron’s Company, Inc.	5,374
235	Academy Sports & Outdoors, Inc.(b)	9,691
98	American Eagle Outfitters, Inc.	3,678
79	Beacon Roofing Supply, Inc.(b)	4,207
1,665	Best Buy Company, Inc.	191,442
88	BlueLinx Holdings, Inc.(b)	4,425
40	Burlington Stores, Inc.(b)	12,880
254	Conn’s, Inc.(b)	6,477

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	RETAIL - DISCRETIONARY - 1.3% (Continued)
174	Dick’s Sporting Goods, Inc.	$17,433
81	Dillard’s, Inc., Class A	14,651
35	Floor & Decor Holdings, Inc., Class A(b)	3,700
150	Foot Locker, Inc.	9,245
181	GameStop Corporation, Class A(b)	38,759
291	Gap, Inc.	9,792
102	GMS, Inc.(b)	4,910
570	Home Depot, Inc.	181,767
846	Kohl’s Corporation	46,623
63	L Brands, Inc.	4,540
857	Lowe’s Companies, Inc.	166,232
3,285	Macy’s, Inc.(b)	62,284
313	Nordstrom, Inc.(b)	11,446
377	Petco Health & Wellness Company, Inc.(b)	8,449
35	PetIQ, Inc.(b)	1,351
2,280	Qurate Retail, Inc. - Series A	29,845
307	Ross Stores, Inc.	38,068
231	Sally Beauty Holdings, Inc.(b)	5,098
1,038	TJX Companies, Inc.	69,982
96	Tractor Supply Company	17,862
31	Ulta Beauty, Inc.(b)	10,719
		990,930
	RETAIL REIT - 0.1%
204	Brixmor Property Group, Inc.	4,670
610	Brookfield Property REIT, Inc., Class A	11,523
31	Federal Realty Investment Trust	3,632
207	Macerich Company	3,778
96	Realty Income Corporation	6,407
206	Simon Property Group, Inc.	26,879
83	VEREIT, Inc.	3,812
		60,701
	SELF-STORAGE REIT - 0.0%(a)
36	Extra Space Storage, Inc.	5,898

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	SELF-STORAGE REIT - 0.0%(a) (Continued)
55	Public Storage	$16,538
		22,436
	SEMICONDUCTORS -1.3%
207	Advanced Micro Devices, Inc.(b)	19,444
821	Amkor Technology, Inc.	19,433
107	Analog Devices, Inc.	18,421
436	Applied Materials, Inc.	62,086
175	Broadcom, Inc.	83,447
166	Brooks Automation, Inc.	15,816
159	Cirrus Logic, Inc.(b)	13,534
21	Coherent, Inc.(b)	5,551
29	Entegris, Inc.	3,566
81	II-VI, Inc.(b)	5,880
6,055	Intel Corporation	339,927
27	IPG Photonics Corporation(b)	5,691
60	KLA Corporation	19,453
55	Lam Research Corporation	35,789
126	Marvell Technology, Inc.	7,350
67	Maxim Integrated Products, Inc.	7,059
83	Microchip Technology, Inc.	12,428
1,038	Micron Technology, Inc.(b)	88,209
37	MKS Instruments, Inc.	6,584
40	NVIDIA Corporation	32,004
410	ON Semiconductor Corporation(b)	15,695
72	Qorvo, Inc.(b)	14,087
558	QUALCOMM, Inc.	79,755
151	Skyworks Solutions, Inc.	28,954
34	Synaptics, Inc.(b)	5,290
53	Teradyne, Inc.	7,100
218	Texas Instruments, Inc.	41,921
418	Vishay Intertechnology, Inc.	9,426
51	Xilinx, Inc.	7,377
		1,011,277

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	SOFTWARE - 3.4%
322	1Life Healthcare, Inc.(b)	$10,645
51	Adobe, Inc.(b)	29,868
43	Akamai Technologies, Inc.(b)	5,014
11	ANSYS, Inc.(b)	3,818
22	Autodesk, Inc.(b)	6,422
249	Avaya Holdings Corporation(b)	6,698
43	Cadence Design Systems, Inc.(b)	5,883
299	Cerner Corporation	23,370
64	Citrix Systems, Inc.	7,505
41	Concentrix Corporation(b)	6,593
192	Dropbox, Inc., Class A(b)	5,820
19	Fortinet, Inc.(b)	4,526
55	Intuit, Inc.	26,959
7,984	Microsoft Corporation	2,162,865
312	NortonLifeLock, Inc.	8,493
62	Nuance Communications, Inc.(b)	3,375
211	Oak Street Health, Inc.(b)	12,358
262	Omnicell, Inc.(b)	39,679
1,468	Oracle Corporation	114,268
10	Palo Alto Networks, Inc.(b)	3,711
82	Privia Health Group, Inc.(b)	3,638
123	salesforce.com, Inc.(b)	30,045
10	ServiceNow, Inc.(b)	5,496
277	SS&C Technologies Holdings, Inc.	19,961
32	Synopsys, Inc.(b)	8,825
102	Tabula Rasa HealthCare, Inc.(b)	5,100
82	Teradata Corporation(b)	4,098
45	VMware, Inc., Class A(b)	7,199
16	Workday, Inc., Class A(b)	3,820
		2,576,052
	SPECIALTY FINANCE - 1.3%
538	Alliance Data Systems Corporation	56,054
1,753	American Express Company	289,649
1,563	Capital One Financial Corporation	241,780

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	SPECIALTY FINANCE - 1.3% (Continued)
924	Discover Financial Services	$109,300
39	Federal Agricultural Mortgage Corporation, Class C	3,857
801	Fidelity National Financial, Inc.	34,811
211	First American Financial Corporation	13,156
56	FirstCash, Inc.	4,281
306	Guild Holdings Company	4,694
725	loanDepot, Inc.	9,316
388	MGIC Investment Corporation	5,277
170	Mr Cooper Group, Inc.(b)	5,620
199	OneMain Holdings, Inc.	11,922
179	PennyMac Financial Services, Inc.	11,048
143	PROG Holdings, Inc.	6,883
2,209	Rocket Companies, Inc.	42,744
158	Stewart Information Services Corporation	8,957
2,597	Synchrony Financial	126,006
39	Walker & Dunlop, Inc.	4,071
		989,426
	SPECIALTY REIT - 0.1%
570	Iron Mountain, Inc.	24,122
60	Lamar Advertising Company, Class A	6,265
216	Outfront Media, Inc.(b)	5,190
		35,577
	STEEL - 0.0%(a)
117	Reliance Steel & Aluminum Company	17,655

	TECHNOLOGY HARDWARE - 5.0%
14,138	Apple, Inc.	1,936,341
55	Arista Networks, Inc.(b)	19,927
121	Arrow Electronics, Inc.(b)	13,773
243	Avnet, Inc.	9,739
241	Benchmark Electronics, Inc.	6,859
424	Ciena Corporation(b)	24,121
3,991	Cisco Systems, Inc.	211,523
744	CommScope Holding Company, Inc.(b)	15,855

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	TECHNOLOGY HARDWARE - 5.0% (Continued)
1,426	Corning, Inc.	$58,323
127	Corsair Gaming, Inc.(b)	4,228
4,896	Dell Technologies, Inc., Class C(b)	487,985
37	F5 Networks, Inc.(b)	6,906
6,808	Hewlett Packard Enterprise Company	99,261
15,156	HP, Inc.	457,561
423	Inseego Corporation(b)	4,268
48	InterDigital, Inc.	3,505
2,426	Jabil, Inc.	140,999
687	Juniper Networks, Inc.	18,789
232	Knowles Corporation(b)	4,580
81	Lumentum Holdings, Inc.(b)	6,644
86	Motorola Solutions, Inc.	18,649
551	NCR Corporation(b)	25,131
243	NetApp, Inc.	19,882
1,359	Pitney Bowes, Inc.	11,918
84	Plantronics, Inc.(b)	3,505
907	Sanmina Corporation(b)	35,337
255	Super Micro Computer, Inc.(b)	8,971
49	SYNNEX Corporation	5,966
661	TTM Technologies, Inc.(b)	9,452
14	Ubiquiti, Inc.	4,371
798	Western Digital Corporation(b)	56,794
1,347	Xerox Holdings Corporation	31,641
22	Zebra Technologies Corporation, Class A(b)	11,649
		3,774,453
	TECHNOLOGY SERVICES - 1.5%
261	Amdocs Ltd.	20,191
202	Automatic Data Processing, Inc.	40,121
147	Broadridge Financial Solutions, Inc.	23,745
350	CDW Corporation/DE	61,128
772	Cognizant Technology Solutions Corporation, Class A	53,469
12,601	Conduent, Inc.(b)	94,508
83	CSG Systems International, Inc.	3,916

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	TECHNOLOGY SERVICES - 1.5% (Continued)
1,953	DXC Technology Company(b)	$76,050
8	EPAM Systems, Inc.(b)	4,088
108	Equifax, Inc.	25,867
92	Euronet Worldwide, Inc.(b)	12,452
48	ExlService Holdings, Inc.(b)	5,100
10	Fair Isaac Corporation(b)	5,027
361	Fidelity National Information Services, Inc.	51,143
422	Fiserv, Inc.(b)	45,108
77	Gartner, Inc.(b)	18,649
128	Global Payments, Inc.	24,005
111	Green Dot Corporation, Class A(b)	5,200
78	ICF International, Inc.	6,853
378	Insight Enterprises, Inc.(b)	37,804
766	International Business Machines Corporation	112,287
24	Jack Henry & Associates, Inc.	3,924
185	Mastercard, Inc., Class A	67,542
172	MAXIMUS, Inc.	15,131
612	MoneyGram International, Inc.(b)	6,169
82	Moody’s Corporation	29,714
2,478	Nielsen Holdings PLC	61,132
174	Paychex, Inc.	18,670
212	PayPal Holdings, Inc.(b)	61,794
549	Rackspace Technology, Inc.(b)	10,766
87	S&P Global, Inc.	35,709
481	Sabre Corporation(b)	6,003
42	Square, Inc., Class A(b)	10,240
249	Sykes Enterprises, Inc.(b)	13,371
175	TransUnion	19,217
297	Unisys Corporation(b)	7,517
32	Verisk Analytics, Inc.	5,591
201	Visa, Inc., Class A	46,998
605	Western Union Company	13,897
		1,160,096

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS 99.9% — (Continued)
	TELECOMMUNICATIONS - 5.1%
18,990	AT&T, Inc.	$546,531
302	Cincinnati Bell, Inc.(b)	4,657
253	EchoStar Corporation, Class A(b)	6,145
137	IDT Corporation, Class B(b)	5,064
7,823	Lumen Technologies, Inc.	106,315
1,025	Telephone and Data Systems, Inc.	23,227
990	T-Mobile US, Inc.(b)	143,382
94	United States Cellular Corporation(b)	3,413
53,966	Verizon Communications, Inc.	3,023,714
		3,862,448
	TRANSPORTATION & LOGISTICS - 0.1%
202	JB Hunt Transport Services, Inc.	32,917
124	Landstar System, Inc.	19,594
368	Schneider National, Inc., Class B	8,011
		60,522
	WHOLESALE - CONSUMER STAPLES - 3.9%
1,718	Andersons, Inc. (The)	52,451
5,743	Archer-Daniels-Midland Company	348,026
19,400	Bunge Ltd.	1,516,110
102	Calavo Growers, Inc.	6,469
234	Chefs’ Warehouse, Inc. (The)(b)	7,448
4,614	Performance Food Group Company(b)	223,733
5,282	Sysco Corporation	410,676
2,454	United Natural Foods, Inc.(b)	90,749
7,254	US Foods Holding Corporation(b)	278,263
		2,933,925
	WHOLESALE - DISCRETIONARY - 0.1%
126	ePlus, Inc.(b)	10,923
133	PC Connection, Inc.	6,154
24	Pool Corporation	11,008
376	ScanSource, Inc.(b)	10,577
234	Veritiv Corporation(b)	14,372
		53,034

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Fair Value
TOTAL COMMON STOCKS (Cost $71,739,476) (Continued)	$75,586,612

TOTAL INVESTMENTS - 99.9% (Cost $71,739,476)	$75,586,612
OTHER ASSETS IN EXCESS OF LIABILITIES-0.1%	86,706
NET ASSETS -100.0%	$75,673,318

ETF	-Exchange-Traded Fund

LP	-Limited Partnership

LTD	-Limited Company

PLC	-Public Limited Company

REIT	-Real Estate Investment Trust

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

Humankind US Stock ETF
Statement of Assets and Liabilities (Unaudited)
June 30, 2021

Assets
Investment securities:
At cost	$71,739,476
At value	$75,586,612
Cash	146,398
Dividends and interest receivable	52,809
Receivable for Fund shares sold	36,246
Receivable for securities sold	8,973,260
Due from Adviser	453
Total Assets	84,795,778

Liabilities
Payable for investments purchased	9,093,214
Payable for Fund shares redeemed	29,246
Total Liabilities	9,122,460
Net Assets	$75,673,318

Composition of Net Assets:
Paid in capital	$70,726,293
Accumulated Earnings	4,947,025
Net Assets	$75,673,318

Net Asset Value Per Share
Fund
Net Assets	$75,673,318
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,754,000
Net asset value (Net Assets / Shares Outstanding), offering price and redemption price per share	$27.48
Market Price	$27.50

See accompanying notes to financial statements.

Humankind US Stock ETF
Statement of Operations
Period* ended June 30, 2021 (Unaudited)

Investment Income
Dividend income	$345,086
Less:foreign taxes withheld	(5)
Interest income	1
Total Investment Income	345,082

Expenses
Investment advisory fees	22,659
Total Expenses	22,659
Net Investment Income	322,423

Net Realized and Unrealized Gain (Loss) on Investments

Net realized gain on:
Investments	1,051,111
Net change in unrealized appreciation on:
Investments	3,847,136
Net Realized and Unrealized Gain On Investments	4,898,247
Net Increase in Net Assets Resulting From Operations	$5,220,670

*	Commenced operations on February 24, 2021

See accompanying notes to financial statements.

Humankind US Stock ETF
Statements of Changes in Net Assets

Period* Ended June 30,
2021
(Unaudited)
Operations:
Net investment income	$322,423
Net realized gain from investments	1,051,111
Net change in unrealized appreciation on investments	3,847,136
Net increase in net assets resulting from operations	5,220,670

Distributions to Shareholders From:
Total Distributions Paid:
Fund	(273,645)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(273,645)

Beneficial Interest Transactions:
Fund
Proceeds from shares sold	81,644,668
Amount paid for shares redeemed	(10,918,375)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	70,726,293

Total Increase in Net Assets	75,673,318

Net Assets:
Beginning of period	—
End of period	$75,673,318

Share Activity:
Fund Class:
Shares Sold	3,154,000
Shares Redeemed	(400,000)
Net Increase in Total Shares Outstanding	2,754,000

*	Commenced operations on February 24, 2021

See accompanying notes to financial statements.

Humankind US Stock ETF
Financial Highlights

(For a share outstanding during each period)

Period Ended
June 30, 2021 *
(Unaudited)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (1)	0.15
Net realized and unrealized gain on investments	2.43
Total from investment operations	2.58
Less distributions from:
Net investment income	(0.10)
Total distributions	(0.10)
Net asset value, end of period	$27.48
Market price, end of period	$27.50
Total return (2,3)	10.33%
Net assets, end of period (000s)	$75,673
Ratio of gross expenses to average net assets (4)	0.11%
Ratio of net investment income to average net assets (4)	1.56%
Portfolio Turnover Rate (2,5)	19%

*	The Humankind US Stock ETF commenced operations on February 24, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Not annualized.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

See accompanying notes to financial statements.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30,2021

1.	ORGANIZATION

The Humankind US Stock ETF (the “Fund”) is a diversified series of Maryland Benefit Corporation (the “Company”), a Company organized under the laws of the State of Maryland on June 6, 2020, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Humankind US Equity Index (the “Index”). The Fund’s investment objective may be changed without the consent of the shareholders of the Fund. The Fund commenced operations on February 24, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services -Investment Companies”.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value per share (“NAV”) is determined may use alternative market prices provided by a pricing service.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities, or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The fair value committee executes these procedures. The fair value committee is composed of one or more representatives from each of the (i) Company, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist from a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process. As noted above, the fair value committee is composed of one or more representatives from each of the (i) Company, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30,2021

an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$75,586,612	$—	$—	$75,586,612
Total	$75,586,612	$—	$—	$75,586,612

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30,2021

Security Transactions and Related Income - Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax - The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund identifies its major tax jurisdictions as U.S. federal, New York, and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification - The Company indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Company. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2021, cost of purchases and proceeds from sales of portfolio securities, other than in kind transaction and short-term investments, amounted to $11,315,832 and $10,965,334, respectively. For the period ended June 30, 2021, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $81,223,946 and $10,886,086, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Humankind Investments LLC, (the “Adviser”) serves as the Fund’s investment adviser. Pursuant to an investment advisory agreement with the Company, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio and supervises the performance of administrative and professional services provided by others. The Adviser pays all operating expenses of the Fund, except for the fee payments under the Advisory Agreement, brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Company’s Trustees and officers with respect thereto, and authorized expenses

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30,2021

pursuant to Rule 12b-1 under the 1940 Act. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.11% of the Fund’s average daily net assets. For the period ended June 30, 2021, the Fund incurred $22,659 in advisory fees.

Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund. The Company, with respect to the Fund, has adopted the Company’s ETF Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”), which allows the Fund to pay the Fund’s distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets. As of June 30, 2021, the Plan has not been activated. For the period ended June 30, 2021, the Funds did not incur any distribution fees.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, but not payments under the Funds’ 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Funds may invest, and extraordinary or non-recurring expenses (including litigation to which the Company or the Funds may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Ultimus Fund Solutions, LLC (“UFS”) - UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Company. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Fund.

Northern Lights Compliance Services. LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Company, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Company. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) - Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant, or as a result of other market circumstances. In addition, the Fund generally imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades, which is payable to the custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30,2021

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	2.00%

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION - TAX BASIS

At June 30, 2021, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Humankind US Stock ETF	$71,739,476	$4,404,458	$(557,322)	$3,847,136

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Humankind US Stock ETF
Expense Example (Unaudited)
June 30, 2021

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 24, 2021 (commencement of the Fund’s operations) to June 30, 2021 (the “period”).

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/24/21	Ending Account Value 6/30/21	Annualized Expense Ratio	Expenses Paid During Period 2/24/21-6/30/21
Actual*
	$1,000.00	$ 1,103.30	0.11%	$0.40
Hypothetical** (5% return before expenses)
	$1,000.00	$ 1,024.25	0.11%	$0.55

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (126), divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six-month period (181), divided by the number of days in the fiscal year (365).

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited)
June 30,2021

Humankind U.S. Stock ETF

The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the investment advisory agreement (the “Advisory Agreement”), in particular portfolio management. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. Finally, Board considered that the Adviser serves other investment advisory clients, such as separately managed accounts, and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Advisory Agreement.

Performance, Fees and Expenses of the Fund

At the time of its approval, the Board considered that the Adviser planned to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the time of its approval.

The Board reviewed the advisory fee rate proposed to be paid by the Fund under the Advisory Agreement compared to the Fund’s peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Fund. The Board noted that the Fund is the first fund to be advised by the Adviser and thus, the Adviser does not advise any comparable funds. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed advisory fee rate and anticipated total expense ratio would be competitive with its peer group averages.

Economies of Scale

The Board considered the growth prospects of the Fund and the structure of the proposed advisory fee schedule, which does not include breakpoints. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Advisory Agreement at the present time.

Profitability of the Adviser

Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser to be derived from its relationship with the Fund. These benefits may include, among other things, marketing opportunities and research received by the Adviser generated from commission dollars spent on the Fund’s portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30,2021

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

As part of the Board’s review, the Board received information from management on the impact of the COVID- 19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic’s current and expected impact on the Fund’s performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Advisory Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Advisory Agreement.

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30,2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the fiscal period ended June 30, 2021, the Trust’s Liquidity Risk Management Program Administrator (the “Administrator”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Administrator concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

MARYLAND BENEFIT CORPORATION

Privacy Policies and Procedures

The Maryland Benefit Corporation, (the “Company”) has adopted the following privacy policies in order to safeguard the personal information of the Company’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Company officers are responsible for ensuring that the following policies and procedures are implemented:

1)       The Company is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations18. The Company will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2)       The Company conducts its business affairs through its Directors, officers and third parties that provide services pursuant to agreements with the Company. The Company has no employees. It is anticipated that the Directors and officers of the Company who are not employees of service providers will not have access to customer records and information in the performance of their normal responsibilities for the Company.

3)       The Company may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4)       The Company may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P. Pursuant to this policy, the Company will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

Consistent with these policies, the Company has adopted the following procedures:

1)       The Company will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2)       The Company will direct each of its Service Providers to adhere to the privacy policy of the Company and to its privacy policies with respect to all customer information of the Company and to take all actions reasonably necessary so that the Company is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

3)       The Company requires its Service Providers to provide periodic reports to the Company’s Board of Directors outlining their privacy policies and the implementation of such policies. Each Service Provider is required to promptly report to the Company’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes.

[18]	Generally, the Funds have institutional clients which are not considered “customers” for purposes of regulation S-P.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-557-6657 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Humankind Investments LLC
79 Madison Avenue
New York, NY 10016

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

HUMANKIND-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Humankind US Stock ETF

By (Signature and Title)

/s/ James Katz

James Katz, Director

Date 9/3/21

Pursuant to the requirements of the Securities Exchange Act of 1933 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Katz

James Katz, Principal Executive Officer/President

Date 9/3/21

By (Signature and Title)

/s/ Dan Schriever

Dan Schriever, Principal Financial Officer/Treasurer

Date 9/3/21